Other receivables - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Other receivables
Other receivables			$ 287,300,176	$ 335,840,652	$ 287,300,176
Credit loss				12,609,405
Real estate properties held for lease, net
Other receivables
Other receivables			$ 287,300,176	335,840,652	287,300,176
Henan Derun Real Estate Co Ltd [Member]
Other receivables
Interest rate			18.00%
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties		80.00%
Settlement of bank loans to release the land pledged in bank		$ 77,100,000
Other receivables			$ 124,436,299	139,364,804	124,436,299
Zhengzhou Jiahe Real Estate Co., Ltd [Member]
Other receivables
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties	80.00%
Other receivables			67,429,462	101,361,020	$ 67,429,462
Zhengzhou Jiahe Real Estate Co., Ltd [Member] | Minimum [Member]
Other receivables
Interest rate					15.00%
Zhengzhou Jiahe Real Estate Co., Ltd [Member] | Maximum [Member]
Other receivables
Interest rate					18.00%
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund
Other receivables
Other receivables			$ 0	24,521,449	$ 0
Equity interest transferred (in percent)						98.00%
Consideration for transfer of equity interest						$ 122,607,243
Payments received for transfer of equity interest				98,085,794
Credit loss				$ 0